Leases - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($) Option	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Lease Disclosure [Line Items]
Rental expense related to the operating leases		$ 89,369	$ 25,529	$ 16,230
Charlotte [Member]
Lease Disclosure [Line Items]
Rental expense related to the operating leases			$ 2,888
Non-cancellable operating lease expiration period	2021-09
Number of times to renew amended office lease option | Option	2
Operating lease renewal options, renewal term	5 years
Lease monthly rental payments	$ 12,656
Lease annual escalate percentage	2.625%